Income Taxes - Schedule of Deferred Income Taxes (Details) (10K) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Total Current Deferred Tax Assets	$ 56,413	$ 44,749
Total Current Deferred Tax Liabilities	18,378	16,966
Total Non-Current Deferred Tax Assets	6,202,146	4,796,873
Deferred Tax Valuation Allowance	(6,276,937)	(4,858,588)
Total Non-Current Deferred Tax Assets	(74,791)	(61,715)
Total Deferred Tax Assets (Net)
Warrant Derivative Liability [Member]
Total Current Deferred Tax Assets	7,403	8,460
Provision for Annual Leave [Member]
Total Current Deferred Tax Assets	44,969	36,190
Superannuation [Member]
Total Current Deferred Tax Assets	4,041	99
Prepaid Investor Services [Member]
Total Current Deferred Tax Liabilities	18,378	16,966
Total Non-Current Deferred Tax Assets	335,175	426,664
Capital Raising Costs [Member]
Total Non-Current Deferred Tax Assets	23,559	23,325
Legal Costs [Member]
Total Non-Current Deferred Tax Assets	23,885	23,648
Intellectual Property [Member]
Total Non-Current Deferred Tax Assets	11,760	11,643
Patent Costs [Member]
Total Non-Current Deferred Tax Assets	171,195	128,950
Formation Expense [Member]
Total Non-Current Deferred Tax Assets	7,208	6,881
Net Operating Loss Carryover [Member]
Total Non-Current Deferred Tax Assets	5,668,743	4,215,141
Foreign Exchange Loss (OCI) [Member]
Total Non-Current Deferred Tax Assets	$ (39,379)	$ (39,379)